Summary of Significant Accounting Policies, Class A Ordinary Shares Subject to Possible Redemption (Details) - shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Common Class A [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Convertible preferred stock, shares outstanding	3,300,016	3,690,831	14,950,000